VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—2.3%
Verizon Communications, Inc.	513,557	$ 19,972
Consumer Discretionary—3.6%
Best Buy Co., Inc.	208,731	16,338
BorgWarner, Inc.	285,977	14,044
		30,382

Consumer Staples—6.4%
Church & Dwight Co., Inc.	154,770	13,683
Coca-Cola Europacific Partners plc	158,186	9,363
Colgate-Palmolive Co.	299,205	22,486
Target Corp.	51,699	8,563
		54,095

Energy—6.7%
Baker Hughes Co. Class A	633,192	18,274
Chesapeake Energy Corp.	211,800	16,105
EOG Resources, Inc.	197,300	22,617
		56,996

Financials—16.6%
Allstate Corp. (The)	154,527	17,123
Bank of America Corp.	804,805	23,018
Capital One Financial Corp.	108,696	10,452
Global Payments, Inc.	161,976	17,047
JPMorgan Chase & Co.	118,641	15,460
PNC Financial Services Group, Inc. (The)	158,167	20,103
Progressive Corp. (The)	125,641	17,974
Willis Towers Watson plc	88,279	20,514
		141,691

Health Care—10.4%
Danaher Corp.	48,430	12,206
PerkinElmer, Inc.	141,106	18,804
Teleflex, Inc.	74,936	18,982
Universal Health Services, Inc. Class B	113,840	14,469
	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	184,697	$ 23,863
		88,324

Industrials—17.7%
AMETEK, Inc.	80,513	11,701
Emerson Electric Co.	193,729	16,882
Fastenal Co.	181,128	9,770
Fortive Corp.	241,010	16,430
Honeywell International, Inc.	92,828	17,741
Jacobs Solutions, Inc.	99,562	11,700
Knight-Swift Transportation Holdings, Inc. Class A	285,334	16,144
L3Harris Technologies, Inc.	94,911	18,625
Parker-Hannifin Corp.	49,964	16,793
Southwest Airlines Co.	473,357	15,403
		151,189

Information Technology—9.4%
Marvell Technology, Inc.	479,779	20,774
Motorola Solutions, Inc.	33,123	9,478
QUALCOMM, Inc.	232,332	29,641
Teradyne, Inc.	184,731	19,860
		79,753

Materials—10.7%
Avery Dennison Corp.	95,314	17,055
Crown Holdings, Inc.	165,029	13,650
Eastman Chemical Co.	173,707	14,650
International Flavors & Fragrances, Inc.	159,866	14,701
Sherwin-Williams Co. (The)	93,124	20,931
Vulcan Materials Co.	60,912	10,450
		91,437

Real Estate—8.4%
American Homes 4 Rent Class A	669,618	21,060
	Shares	Value

Real Estate—continued
Crown Castle, Inc.	157,996	$ 21,146
Extra Space Storage, Inc.	87,935	14,327
Prologis, Inc.	123,623	15,424
		71,957

Utilities—5.7%
CMS Energy Corp.	410,953	25,224
PPL Corp.	848,167	23,571
		48,795

Total Common Stocks (Identified Cost $805,286)		834,591

Total Long-Term Investments—97.9% (Identified Cost $805,286)		834,591

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(1)	10,084,253	10,084
Total Short-Term Investment (Identified Cost $10,084)		10,084

TOTAL INVESTMENTS—99.1% (Identified Cost $815,370)		$844,675
Other assets and liabilities, net—0.9%		7,263
NET ASSETS—100.0%		$851,938

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$834,591	$834,591
Money Market Mutual Fund	10,084	10,084
Total Investments	$844,675	$844,675
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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